Pledged Assets and Collateral - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 18,084	¥ 10,507
Reserve funds requires to be maintained by MHFG Group	1,184	1,099
Fair value collateral received that can be sold or repledged	13,817	15,501
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	¥ 12,508	¥ 13,834